NET INCOME (LOSS) PER SHARE - Schedule of earnings per share, basic and diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic calculation - Net income (loss) attributable to ordinary shareholders of the Company	¥ (275,515)	$ (39,946)	¥ 88,605	¥ 173,324
Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	208,341,011	208,341,011	209,551,821	208,812,049
Dilutive effect of share options			11,184,176	6,811,724
Denominator for diluted calculation	208,341,011	208,341,011	220,735,997	215,623,773
Basic net income (loss) per ordinary share | (per share)	¥ (1.32)	$ (0.19)	¥ 0.42	¥ 0.83
Diluted net income (loss) per ordinary share | (per share)	¥ (1.32)	$ (0.19)	¥ 0.40	¥ 0.80